JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

September 23, 2020

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 11, 2020, filed pursuant to Rule 497(e), for the following:

JNL Multi-Manager Alternative

JNL/BlackRock Global Natural Resources Fund

JNL/Boston Partners Global Long Short Equity Fund

JNL/T. Rowe Price Balanced

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett Assistant Secretary